Tax Matters - Deferred Taxes - Footnotes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Examination [Line Items]
Reduction for unrecognized tax benefit	$ 2,900	$ 3,300
Net deferred tax liability	4,700	2,948
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Examination [Line Items]
Net deferred tax liability	900	800
Noncurrent Deferred Tax Liabilities [Member]
Income Tax Examination [Line Items]
Net deferred tax liability	$ 5,600	$ 3,700